Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes
Schedule of components of convertible notes
	Principal		Interest	September 30,	December 31,
Payment date	Amount	Maturity date	Rate	2024	2023
August 11, 2022	$18,000	2/11/2023	2%	$-	$18,000
September 2, 2022	$17,000	3/2/2023	2%	-	17,000
April 1,2023	$19,000	Due on demand	2%	-	19,000
July 15, 2024	$795,000	7/15/2025	10%	795,000	-
August 15, 2024	$326,000	8/15/2025	10%	326,000	-
Total Convertible notes				$1,121,000	$54,000
Less: Unamortized debt discount				(487,893)	-
				633,107	54,000
Less: Current portion				(633,107)	(54,000)
Long-term portion				$-	$-

	Principal		Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	2023	2022
August 11, 2022	$18,000	2/11/2023	2%	$18,000	$18,000
September 2, 2022	$17,000	3/2/2023	2%	17,000	17,000
April 1, 2023	$19,000	Due on demand	2%	19,000	-
Total Convertible notes				$54,000	$35,000
Current portion				(54,000)	(35,000)
Long -term portion				$-	$-